Exhibit 99.4 Schedule 1

PRP Loan ID	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
127737	XXXXXX	AL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR275	Completed "Subject To" w/o Completion Cert in File	No	The Appraisal is made "Subject to Completion".No Certificate of Completion in file. Homeowner included a list of improvements to be made to property. It is not from a contractor of home improvement firm.	11.12.2021 Client responded - The underwriter did not condition for 104D for the subject to as the appraiser stated the upgrades would be done after the refinance and he did end up giving value for the future repairs. We asked for the appraisal to be corrected to as is and they sent in an as is appraisal but the value has now decreased from XXX to XXX. 11.12.2021 Upon further review - Using the As-Is value of $XXX from the appraisal sent by the client, the LTV will increase to 91.60% which is greater than guidelines allow. Will need approval/exception for the increase in LTV to 91.60% Exception remains. 11.12.2021-Clayton Response- AS-IS appraisal provided, value $XXX, exception satisfied as points/fees are included in financing 2.9.2023- Upon further review by XXXX, entering new Appraisal with "AS IS" at $XXXX, nothing further is needed.	11.12.2021 Exception remains.11.12.2021-Exception Satisfied	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representing Credit Score is 706.

CFCFS1739: Postive mortgage payment history
- Clayton Comments:  Per Credit Report, Borrower has a Positive mortgage payment history.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been in Line of work for over 5 years.

132049	XXXXXX	TX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 712 exceeds guideline 700

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 50.52% is below guideline 85%.

CFCFS1739: Postive mortgage payment history
- Clayton Comments:  0X30, 60, 90 within 12 months

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post close assets $XXX or 4.02 months PITI